Intangible Assets - Schedule of FV Assumptions (Details) - Mortgage servicing rights	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assumptions used in estimating the fair value of mortgage service rights
Weighted average constant prepayment rate	6.55%	6.61%
Weighted average note rate	3.52%	3.43%
Weighted average discount rate	11.00%	11.25%
Weighted average expected life (in years)	7 years 1 month 6 days	7 years 2 months 12 days